Notes to the unaudited interim condensed consolidated statement of financial position - Liquidity agreement (Details)	Jan. 19, 2018
Liquidity agreement with Kepler Cheuvreux
Shareholders' equity
Liquidity agreement, annual extension term if not terminated	12 months